Income and Social Contribution Taxes - Schedule of Net Change in Deferred Income Tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Change in Deferred Income Tax [Abstract]
Balance	R$ 68,312	R$ 9,486
Tax losses	41,966	81,298
Deferred taxes on goodwill	(135)
Temporary differences related to PPE	(625)
Acquisitions - business combination (Note 2.3)	28,797
Adjustments in biological assets and agricultural products	11,681	(19,983)
Financial lease	6,097	9,946
Provisions for contingency and fair value	1,831	(13,673)
Derivative financial instruments	(21,665)	28,085
Costs of transactions	669	(822)
Provision for other accounts payable and receivable	2,125	(304)
Accelerated depreciation of assets for rural activity	(10,261)	(24,208)
Subscription warrant		(632)
Deferred taxes on surplus value		34
Share-based incentive plan (ILPA)	473	(915)
Balance	R$ 129,265	R$ 68,312